PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 3—PROPERTY, PLANT AND EQUIPMENT

        Property and equipment balances were comprised of furniture, fixtures, and equipment and are shown below:

	December 31, 2015	December 31, 2014
Property, Plant and Equipment	$4,385	$4,385
Accumulated Depreciation	(2,557)	(1,594)

Total	$1,828	$2,791

        Depreciation expense recorded for the years ended December 31, 2015 and 2014 amounted to $963 and $963, respectively.